DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Carrying Value	$ 466,750		$ 466,750		$ 473,176	$ 289,191
Deferred financing costs	2,840		2,840		1,679	600
Amortization of deferred financing costs	$ 300	$ 100	$ 732	$ 712	1,035	330
Debt repurchase exit fee, percentage	0.50%		0.50%
Funding Debt
Debt Instrument [Line Items]
Carrying Value					305,294	264,143
MSR Financing
Debt Instrument [Line Items]
Carrying Value					39,781	0
Financed Retained Interests
Debt Instrument [Line Items]
Carrying Value					128,101	25,048
Warehouse Facility 1 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 28,286	12,400
Weighted Average Funding Cost	0.00%		0.00%		9.30%
Collateral Carrying Value	$ 0		$ 0		$ 33,214
Debt instrument, basis spread on variable rate					4.90%
Warehouse Facility 2 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 61,007	147,629
Weighted Average Funding Cost	6.40%		6.40%		8.40%
Collateral Carrying Value	$ 24,584		$ 24,584		$ 62,756
Debt instrument, basis spread on variable rate			2.25%		4.00%
Debt repurchase exit fee, percentage					0.50%
Warehouse Facility 3
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage					0.50%
Warehouse Facility 3 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 26,227	21,300
Weighted Average Funding Cost	0.00%		0.00%		9.90%
Collateral Carrying Value	$ 0		$ 0		$ 24,827
Quarterly variable exit fee based on first principal balance repurchased amount	50,000		50,000		50,000
Quarterly variable exit fee based on principal balance repurchased in excess of amount	$ 50,000		$ 50,000		$ 50,000
Warehouse Facility 3 | Funding Debt | Minimum
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage	0.125%		0.125%		0.125%
Warehouse Facility 3 | Funding Debt | Maximum
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage	1.50%		1.50%		1.50%
Warehouse Facility 4
Debt Instrument [Line Items]
Line of credit facility, unused capacity, commitment fee percentage			0.50%		0.50%
Warehouse Facility 4 | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.15%		3.50%
Warehouse Facility 4 | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			5.50%		7.50%
Warehouse Facility 4 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 68,426	5,944
Weighted Average Funding Cost	6.70%		6.70%		8.80%
Collateral Carrying Value	$ 60,367		$ 60,367		$ 72,367
Warehouse Facility 5 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 21,697	22,600
Weighted Average Funding Cost	0.00%		0.00%		10.20%
Collateral Carrying Value	$ 0		$ 0		$ 21,216
REIT Warehouse
Debt Instrument [Line Items]
Debt repurchase exit fee, percentage	0.15%		0.15%
REIT Warehouse | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 99,182	0
Weighted Average Funding Cost	7.70%		7.70%		9.90%
Collateral Carrying Value	$ 38,510		$ 38,510		$ 99,016
Warehouse Facility 6
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.50%		3.50%
Debt repurchase exit fee, percentage	0.50%		0.50%		0.50%
Warehouse Facility 6 | Funding Debt
Debt Instrument [Line Items]
Carrying Value						0
Carrying Value					$ (392)
Weighted Average Funding Cost	0.00%		0.00%
Collateral Carrying Value	$ 0		$ 0		$ 0
Warehouse Facility 7
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					3.50%
Warehouse Facility 7 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 0	0
Weighted Average Funding Cost	0.00%		0.00%		0.00%
Collateral Carrying Value	$ 0		$ 0		$ 0
Warehouse Facility 8 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 0	54,270
Weighted Average Funding Cost	0.00%		0.00%		0.00%
Collateral Carrying Value	$ 0		$ 0		$ 0
Warehouse Facility 9 | Funding Debt
Debt Instrument [Line Items]
Carrying Value					$ 861	0
Weighted Average Funding Cost	0.00%		0.00%		11.30%
Collateral Carrying Value	$ 0		$ 0		$ 0
Lender 1 | MSR Financing
Debt Instrument [Line Items]
Carrying Value					$ 39,781	0
Weighted Average Funding Cost	16.80%		16.80%		16.90%
Collateral Carrying Value	$ 65,907		$ 65,907		$ 69,542
Debt instrument, interest rate, stated percentage	16.50%		16.50%		16.50%
Financed retained interests | Financed Retained Interests
Debt Instrument [Line Items]
Carrying Value					$ 128,101	$ 25,048
Weighted Average Funding Cost	6.60%		6.60%		6.60%
Collateral Carrying Value	$ 199,178		$ 199,178		$ 128,982
Financed retained interests | Financed Retained Interests | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.50%		0.50%
Financed retained interests | Financed Retained Interests | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.55%		0.55%